Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2024
Financial Instruments [Abstract]
Schedule of Financial Assets at Fair Value

	JPY (millions) As of March 31, 2023
	Financial assets measured at amortized cost	Measured at fair value through other comprehensive income	Measured at fair value through profit or loss	Derivative hedging instruments	Other financial liabilities	Total
Financial assets measured at fair value
Other financial assets -
Equity instruments	¥—	¥157,731	¥—	¥—	¥—	¥157,731
Derivative financial instruments	—	—	17,131	62,522	—	79,654
Investments in convertible notes	—	—	11,435	—	—	11,435
Investments in debt instruments	—	—	1,063	—	—	1,063
Financial assets associated with contingent consideration arrangements	—	—	23,806	—	—	23,806
Trade and other receivables	—	71,080	—	—	—	71,080
Total	¥—	¥228,811	¥53,435	¥62,522	¥—	¥344,769

Financial assets not measured at fair value
Other financial assets -
Other	¥26,168	¥—	¥—	¥—	¥—	¥26,168
Trade and other receivables	578,349	—	—	—	—	578,349
Cash and cash equivalents	533,530	—	—	—	—	533,530
Total	¥1,138,047	¥—	¥—	¥—	¥—	¥1,138,047

Financial liabilities measured at fair value
Other financial liabilities -
Derivative financial instruments	¥—	¥—	¥15,261	¥25,460	¥—	¥40,721
Financial liabilities associated with contingent consideration arrangements	—	—	8,139	—	—	8,139
Total	¥—	¥—	¥23,400	¥25,460	¥—	¥48,860

Financial liabilities not measured at fair value
Other financial liabilities -
Lease liabilities	¥—	¥—	¥—	¥—	¥479,351	¥479,351
Other	—	—	—	—	191,595	191,595
Trade and other payables	—	—	—	—	649,233	649,233
Bonds and loans	—	—	—	—	4,382,341	4,382,341
Total	¥—	¥—	¥—	¥—	¥5,702,520	¥5,702,520

	JPY (millions) As of March 31, 2024
	Financial assets measured at amortized cost	Measured at fair value through other comprehensive income	Measured at fair value through profit or loss	Derivative hedging instruments	Other financial liabilities	Total
Financial assets measured at fair value
Other financial assets -
Equity instruments	¥—	¥182,887	¥—	¥—	¥—	¥182,887
Derivative financial instruments	—	—	17,617	102,606	—	120,223
Investments in convertible notes	—	—	13,459	—	—	13,459
Investments in debt instruments	—	—	1,113	—	—	1,113
Financial assets associated with contingent consideration arrangements	—	—	12,293	—	—	12,293
Trade and other receivables	—	83,734	—	—	—	83,734
Total	¥—	¥266,621	¥44,482	¥102,606	¥—	¥413,709

Financial assets not measured at fair value
Other financial assets -
Other	¥25,892	¥—	¥—	¥—	¥—	¥25,892
Trade and other receivables	584,669	—	—	—	—	584,669
Cash and cash equivalents	457,800	—	—	—	—	457,800
Total	¥1,068,361	¥—	¥—	¥—	¥—	¥1,068,361

Financial liabilities measured at fair value
Other financial liabilities -
Derivative financial instruments	¥—	¥—	¥13,783	¥11,325	¥—	¥25,108
Financial liabilities associated with contingent consideration arrangements	—	—	7,772	—	—	7,772
Other	—	—	1,797	—	—	1,797
Total	¥—	¥—	¥23,352	¥11,325	¥—	¥34,677

Financial liabilities not measured at fair value
Other financial liabilities -
Lease liabilities	¥—	¥—	¥—	¥—	¥619,639	¥619,639
Other	—	—	—	—	176,938	176,938
Trade and other payables	—	—	—	—	547,521	547,521
Bonds and loans	—	—	—	—	4,843,752	4,843,752
Total	¥—	¥—	¥—	¥—	¥6,187,850	¥6,187,850

Schedule of Financial Liabilities at Fair Value

	JPY (millions) As of March 31, 2023
	Financial assets measured at amortized cost	Measured at fair value through other comprehensive income	Measured at fair value through profit or loss	Derivative hedging instruments	Other financial liabilities	Total
Financial assets measured at fair value
Other financial assets -
Equity instruments	¥—	¥157,731	¥—	¥—	¥—	¥157,731
Derivative financial instruments	—	—	17,131	62,522	—	79,654
Investments in convertible notes	—	—	11,435	—	—	11,435
Investments in debt instruments	—	—	1,063	—	—	1,063
Financial assets associated with contingent consideration arrangements	—	—	23,806	—	—	23,806
Trade and other receivables	—	71,080	—	—	—	71,080
Total	¥—	¥228,811	¥53,435	¥62,522	¥—	¥344,769

Financial assets not measured at fair value
Other financial assets -
Other	¥26,168	¥—	¥—	¥—	¥—	¥26,168
Trade and other receivables	578,349	—	—	—	—	578,349
Cash and cash equivalents	533,530	—	—	—	—	533,530
Total	¥1,138,047	¥—	¥—	¥—	¥—	¥1,138,047

Financial liabilities measured at fair value
Other financial liabilities -
Derivative financial instruments	¥—	¥—	¥15,261	¥25,460	¥—	¥40,721
Financial liabilities associated with contingent consideration arrangements	—	—	8,139	—	—	8,139
Total	¥—	¥—	¥23,400	¥25,460	¥—	¥48,860

Financial liabilities not measured at fair value
Other financial liabilities -
Lease liabilities	¥—	¥—	¥—	¥—	¥479,351	¥479,351
Other	—	—	—	—	191,595	191,595
Trade and other payables	—	—	—	—	649,233	649,233
Bonds and loans	—	—	—	—	4,382,341	4,382,341
Total	¥—	¥—	¥—	¥—	¥5,702,520	¥5,702,520

	JPY (millions) As of March 31, 2024
	Financial assets measured at amortized cost	Measured at fair value through other comprehensive income	Measured at fair value through profit or loss	Derivative hedging instruments	Other financial liabilities	Total
Financial assets measured at fair value
Other financial assets -
Equity instruments	¥—	¥182,887	¥—	¥—	¥—	¥182,887
Derivative financial instruments	—	—	17,617	102,606	—	120,223
Investments in convertible notes	—	—	13,459	—	—	13,459
Investments in debt instruments	—	—	1,113	—	—	1,113
Financial assets associated with contingent consideration arrangements	—	—	12,293	—	—	12,293
Trade and other receivables	—	83,734	—	—	—	83,734
Total	¥—	¥266,621	¥44,482	¥102,606	¥—	¥413,709

Financial assets not measured at fair value
Other financial assets -
Other	¥25,892	¥—	¥—	¥—	¥—	¥25,892
Trade and other receivables	584,669	—	—	—	—	584,669
Cash and cash equivalents	457,800	—	—	—	—	457,800
Total	¥1,068,361	¥—	¥—	¥—	¥—	¥1,068,361

Financial liabilities measured at fair value
Other financial liabilities -
Derivative financial instruments	¥—	¥—	¥13,783	¥11,325	¥—	¥25,108
Financial liabilities associated with contingent consideration arrangements	—	—	7,772	—	—	7,772
Other	—	—	1,797	—	—	1,797
Total	¥—	¥—	¥23,352	¥11,325	¥—	¥34,677

Financial liabilities not measured at fair value
Other financial liabilities -
Lease liabilities	¥—	¥—	¥—	¥—	¥619,639	¥619,639
Other	—	—	—	—	176,938	176,938
Trade and other payables	—	—	—	—	547,521	547,521
Bonds and loans	—	—	—	—	4,843,752	4,843,752
Total	¥—	¥—	¥—	¥—	¥6,187,850	¥6,187,850

Schedule of Fair Value Measurement of Assets

	JPY (millions) As of March 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets measured at fair value through profit or loss
Derivatives	¥—	¥10,542	¥6,589	¥17,131
Investment in convertible notes	—	—	11,435	11,435
Investment in debt instruments	—	—	1,063	1,063
Financial assets associated with contingent consideration arrangements	—	—	23,806	23,806
Derivatives for which hedge accounting is applied	—	62,522	—	62,522
Financial assets measured at fair value through OCI
Trade and other receivables	—	71,080	—	71,080
Equity instruments	74,495	—	83,236	157,731
Total	¥74,495	¥144,144	¥126,129	¥344,769

Liabilities:
Financial liabilities measured at fair value through profit or loss
Derivatives	¥—	¥8,672	¥6,589	¥15,261
Financial liabilities associated with contingent consideration arrangements	—	—	8,139	8,139
Derivatives for which hedge accounting is applied	—	25,460	—	25,460
Total	¥—	¥34,131	¥14,728	¥48,860

	JPY (millions) As of March 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets measured at fair value through profit or loss
Derivatives	¥—	¥8,511	¥9,106	¥17,617
Investment in convertible notes	—	—	13,459	13,459
Investment in debt instruments	—	—	1,113	1,113
Financial assets associated with contingent consideration arrangements	—	—	12,293	12,293
Derivatives for which hedge accounting is applied	—	102,606	—	102,606
Financial assets measured at fair value through OCI
Trade and other receivables	—	83,734	—	83,734
Equity instruments	93,962	—	88,925	182,887
Total	¥93,962	¥194,851	¥124,896	¥413,709

Liabilities:
Financial liabilities measured at fair value through profit or loss
Derivatives	¥—	¥4,677	¥9,106	¥13,783
Financial liabilities associated with contingent consideration arrangements	—	—	7,772	7,772
Other	—	—	1,797	1,797
Derivatives for which hedge accounting is applied	—	11,325	—	11,325
Total	¥—	¥16,002	¥18,675	¥34,677

	JPY (millions) For the Year Ended March 31
	2023		2024
	Financial assets associated with contingent consideration arrangements	Equity instruments	Financial assets associated with contingent consideration arrangements	Equity instruments
As of the beginning of the year	¥26,852	¥64,263	¥23,806	¥83,236
Changes recognized as finance income (expenses)	1,905	—	(702)	—
Changes in fair value of financial assets associated with contingent consideration due to other elements than time value	(3,412)	—	(12,415)	—
Changes in fair value of financial assets measured at fair value through OCI and exchange differences on translation of foreign operations	2,182	8,244	1,604	4,900
Settled and received during the period	(3,722)	—	—	—
Purchases	—	8,527	—	1,760
Sales	—	(22)	—	(217)
Transfers to Level 1	—	(1,711)	—	(5,008)
Acquisition from conversion of convertible notes	—	1,368	—	4,254
Transfers from investments accounted for using the equity method	—	3,404	—	—
Transfers to investments accounted for using the equity method	—	(837)	—	—
As of the end of the year	¥23,806	¥83,236	¥12,293	¥88,925

Schedule of Fair Value Measurement of Liabilities

	JPY (millions) As of March 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets measured at fair value through profit or loss
Derivatives	¥—	¥10,542	¥6,589	¥17,131
Investment in convertible notes	—	—	11,435	11,435
Investment in debt instruments	—	—	1,063	1,063
Financial assets associated with contingent consideration arrangements	—	—	23,806	23,806
Derivatives for which hedge accounting is applied	—	62,522	—	62,522
Financial assets measured at fair value through OCI
Trade and other receivables	—	71,080	—	71,080
Equity instruments	74,495	—	83,236	157,731
Total	¥74,495	¥144,144	¥126,129	¥344,769

Liabilities:
Financial liabilities measured at fair value through profit or loss
Derivatives	¥—	¥8,672	¥6,589	¥15,261
Financial liabilities associated with contingent consideration arrangements	—	—	8,139	8,139
Derivatives for which hedge accounting is applied	—	25,460	—	25,460
Total	¥—	¥34,131	¥14,728	¥48,860

	JPY (millions) As of March 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets measured at fair value through profit or loss
Derivatives	¥—	¥8,511	¥9,106	¥17,617
Investment in convertible notes	—	—	13,459	13,459
Investment in debt instruments	—	—	1,113	1,113
Financial assets associated with contingent consideration arrangements	—	—	12,293	12,293
Derivatives for which hedge accounting is applied	—	102,606	—	102,606
Financial assets measured at fair value through OCI
Trade and other receivables	—	83,734	—	83,734
Equity instruments	93,962	—	88,925	182,887
Total	¥93,962	¥194,851	¥124,896	¥413,709

Liabilities:
Financial liabilities measured at fair value through profit or loss
Derivatives	¥—	¥4,677	¥9,106	¥13,783
Financial liabilities associated with contingent consideration arrangements	—	—	7,772	7,772
Other	—	—	1,797	1,797
Derivatives for which hedge accounting is applied	—	11,325	—	11,325
Total	¥—	¥16,002	¥18,675	¥34,677

Schedule of Fair Value of Contingent Consideration Classified as Level 3
The fair value of financial liabilities associated with contingent consideration arrangements are classified as Level 3 in the fair value hierarchy. The following table shows a reconciliation from the opening balances to the closing balances and payment term for financial liabilities associated with contingent consideration arrangements for the years ended March 31, 2023 and 2024, respectively. There are no significant changes in fair value during the changes in significant assumptions which influence the fair value measurement for financial liabilities associated with contingent consideration arrangements.

	JPY (millions) For the Year Ended March 31
	2023	2024
As of the beginning of the year	¥5,844	¥8,139
Changes in the fair value during the period	2,605	8,678
Settled and paid during the period	(728)	(9,032)
Foreign currency translation differences	418	(13)
As of the end of the year	¥8,139	¥7,772

	JPY (millions) As of March 31
	2023	2024
Payment term (undiscounted)
Within one year	¥918	¥2,207
Between one and three years	4,537	3,698
Between three and five years	2,980	1,855
More than five years	1,031	1,171

Schedule of Financial Liabilities Not Measured at Fair Value
The carrying amount and fair value of financial instruments that are not measured at fair value in the consolidated statements of financial position are as follows. Fair value information is not provided for financial instruments, if the carrying amount is a reasonable estimate of fair value due to the relatively short period of maturity of these instruments.

	JPY (millions) As of March 31
	2023		2024
	Carrying amount	Fair value	Carrying amount	Fair value
Bonds	¥3,618,314	¥3,291,147	¥3,775,879	¥3,420,668
Long-term loans	723,772	721,419	750,622	746,831

Schedule of Derivative Assets and Liabilities

	JPY (millions) As of March 31, 2023
	Contract amount	Contract amount to be settled in more than one year	Fair value
Forward exchange contracts:
Selling:
Euro	¥975,368	¥—	¥(4,799)
United States Dollar	179,942	—	(341)
Buying:
Euro	1,056,070	—	31
Currency swaps:
Buying:
United States Dollar	717,114	717,114	41,044

	JPY (millions) As of March 31, 2024
	Contract amount	Contract amount to be settled in more than one year	Fair value
Forward exchange contracts:
Selling:
Euro	¥710,301	¥—	¥(9,663)
United States Dollar	170,364	—	(2,618)
Buying:
Euro	336,271	—	6,268
Currency swaps:
Buying:
United States Dollar	874,974	874,974	95,368
The following summarizes interest rate swaps, forward interest rate contracts, and cross currency interest rate swaps designated as cash flow hedges as of March 31:

	JPY (millions) As of March 31
	Contract amount	Contract amount to be settled in more than one year	Fair value
2023	¥1,098,862	¥1,048,862	¥44,042
2024	1,322,069	1,052,069	101,128
The following tables represent the items designated as hedging instruments, amounts within other components of equity related to items designated as hedged items and amounts of changes in fair value of hedging instruments recorded in other comprehensive income and the amounts reclassified from the hedging reserve to profit or loss as of and for the year ended March 31, 2023:

		JPY (millions) As of March 31, 2023
	Notional	Carrying amount – assets	Carrying amount – liabilities	Line item in the statement of financial position where hedging instrument is included	Average rate used for the fair value of the hedging instrument
Cash flow hedges
Interest risk
Interest rate swaps	USD 575 million	¥5,148	¥—	Other financial assets	2.83%
	JPY 75,000 million	—	50	Other financial liabilities	0.56%
Forward interest rate	JPY 230,000 million	—	2,100	Other financial liabilities	0.54%
Currency and interest risk
Currency and interest rate swaps	USD 6,675 million	55,223	14,179	Other financial assets /liabilities	107.43 JPY 1.85%
Net investment hedges
Foreign currency denominated bonds and loans	USD 4,086 million	—	545,327	Bonds and loans
	EUR 6,591 million	—	957,993	Bonds and loans
Forward exchange contracts	USD 1,368 million	728	1,069	Other financial assets /liabilities
	EUR 4,384 million	1,424	8,062	Other financial assets /liabilities

	JPY (millions) As of March 31, 2023
	Balance in cash flow hedges and net investment hedges	Balance in hedge cost reserve
Cash flow hedges
Interest risk
Interest rate swaps	¥2,948	¥—
Forward interest rate	(21,182)	—
Currency and interest risk
Currency and interest rate swaps	(72,678)	(23,127)
Currency risk
Hedge related to acquisition	3,560	—
Net investment hedges
Foreign currency denominated bonds and loans	188,343	—
Forward exchange contracts	80,584	—

	JPY (millions) For the year ended March 31, 2023
	Amounts recognized in OCI		Amount reclassified to profit or loss
	Change in fair value of hedging instruments	Hedging costs	Cash flow hedge	Hedging costs	Line item in which reclassification adjustment is included
Cash flow hedges
Interest risk
Interest rate swaps	¥3,993	¥—	¥(360)	¥—	Finance income
Forward interest rate	(2,123)	—	2,312	—	Finance expenses
Currency and interest risk
Currency and interest rate swaps	54,566	(21,426)	(89,289)	(3,052)	Finance income and Finance expenses
Net investment hedges
Foreign currency denominated bonds and loans	142,456	—	—	—
Forward exchange contracts	25,806	—	—	—

The following tables represent the items designated as hedging instruments, amounts within other components of equity related to items designated as hedged items and amounts of changes in fair value of hedging instruments recorded in other comprehensive income and the amounts reclassified from the hedging reserve to profit or loss as of and for the year ended March 31, 2024:

		JPY (millions) As of March 31, 2024
	Notional	Carrying amount – assets	Carrying amount – liabilities	Line item in the statement of financial position where hedging instrument is included	Average rate used for the fair value of the hedging instrument
Cash flow hedges
Interest risk
Interest rate swaps	USD 575 million	¥7,172	¥—	Other financial assets	2.83%
	JPY 90,000 million	33	0	Other financial assets /liabilities	0.57%
Forward interest rate	JPY 270,000 million	34	1,477	Other financial assets /liabilities	0.53%
Currency and interest risk
Currency and interest rate swaps	USD 6,675 million	95,368	—	Other financial assets	131.08 JPY (0.09)%
Net investment hedges
Foreign currency denominated bonds and loans	USD 3,581 million	—	542,399	Bonds and loans
	EUR 6,628 million	—	1,081,796	Bonds and loans
Forward exchange contracts	USD 1,168 million	—	2,618	Other financial liabilities
	EUR 1,000 million	—	7,229	Other financial liabilities

	JPY (millions) As of March 31, 2024
	Balance in cash flow hedges and net investment hedges	Balance in hedge cost reserve
Cash flow hedges
Interest risk
Interest rate swaps	¥4,063	¥—
Forward interest rate	(19,283)	—
Currency and interest risk
Currency and interest rate swaps	(52,236)	(15,930)
Currency risk
Hedge related to acquisition	3,560	—
Net investment hedges
Foreign currency denominated bonds and loans	344,866	—
Forward exchange contracts	189,796	—

	JPY (millions) For the year ended March 31, 2024
	Amounts recognized in OCI		Amount reclassified to profit or loss
	Change in fair value of hedging instruments	Hedging costs	Cash flow hedge	Hedging costs	Line item in which reclassification adjustment is included
Cash flow hedges
Interest risk
Interest rate swaps	¥4,098	¥—	¥(2,492)	¥—	Finance income
Forward interest rate	387	—	2,349	—	Finance expenses
Currency and interest risk
Currency and interest rate swaps	166,574	12,392	(137,122)	(2,024)	Finance income and Finance expenses
Net investment hedges
Foreign currency denominated bonds and loans	169,111	—	—	—
Forward exchange contracts	109,212	—	—	—

Schedule of Age of Trade Receivables that are Past Due but not Impaired and Analysis of Impairment Analysis
The following represents the carrying amount of the trade receivables categorized by due date and the analysis of impairment loss allowance as of March 31, 2023 and 2024:

	JPY (millions) except for percentage As of March 31, 2023
		Amount past due
	Current	Within 30 days	Over 30 days but within 60 days	Over 60 days but within 90 days	Over 90 days but within one year	Over one year	Total
Gross carrying amount	¥499,795	¥23,676	¥14,999	¥8,975	¥19,912	¥15,430	¥582,787
Impairment loss allowance	(2,219)	(66)	(66)	(33)	(694)	(4,278)	(7,356)
Net carrying amount	497,576	23,610	14,933	8,942	19,218	11,152	575,431
Weighted average loss rate (%)	0.4%	0.3%	0.4%	0.4%	3.5%	27.7%	1.3%

	JPY (millions) except for percentage As of March 31, 2024
		Amount past due
	Current	Within 30 days	Over 30 days but within 60 days	Over 60 days but within 90 days	Over 90 days but within one year	Over one year	Total
Gross carrying amount	¥527,383	¥34,960	¥12,645	¥3,956	¥21,492	¥20,379	¥620,815
Impairment loss allowance	(2,482)	(107)	(143)	(99)	(450)	(5,095)	(8,376)
Net carrying amount	524,901	34,853	12,502	3,857	21,042	15,284	612,439
Weighted average loss rate (%)	0.5%	0.3%	1.1%	2.5%	2.1%	25.0%	1.3%

Summary of Increase (Decrease) in Loss Allowance for Trade Receivables
The following is a summary of the change in the impairment loss allowance for trade receivables for the years ended March 31, 2023 and 2024. The impairment loss allowance recognized for other than trade receivables is immaterial.

	JPY (millions)
	Bad debt provision calculated by simplified approach	Bad debt provision recognized to credit- impaired financial assets	Total
As of April 1, 2022	¥3,411	¥5,979	¥9,390
Increases	92	190	282
Decreases (written off)	(719)	(2,509)	(3,228)
Decreases (reversed)	(119)	(213)	(332)
Foreign currency translation differences	662	582	1,244
As of March 31, 2023	¥3,327	¥4,029	¥7,356
Increases	857	561	1,419
Decreases (written off)	(437)	(377)	(814)
Decreases (reversed)	(324)	(231)	(555)
Foreign currency translation differences	410	561	971
As of March 31, 2024	¥3,833	¥4,543	¥8,376

Schedule of Derivative Financial Liabilities by Maturity
The table below presents the balances of financial liabilities by maturity. The total contract amount below reflects cash flows presented on an undiscounted cash flow basis, including interest expense. The amounts disclosed as of March 31, 2023 and 2024 are undiscounted cash flows using the respective spot foreign exchange rates as of March 31, 2023 and 2024.

	JPY (millions)
	Carrying amount	Total	Within one year	Between one and two years	Between two and three years	Between three and four years	Between four and five years	More than five years
As of March 31, 2023
Bonds and loans
Bonds	¥3,658,314	¥4,640,222	¥331,223	¥586,179	¥182,261	¥685,321	¥164,573	¥2,690,665
Loans	724,027	767,558	113,404	60,482	92,999	107,483	317,706	75,484

Trade and other payables	649,233	649,233	649,233	—	—	—	—	—
Lease liabilities	479,351	665,983	59,623	56,009	51,229	46,111	41,281	411,730
Derivative liabilities	40,721	(64,835)	15,858	(509)	(2,324)	(2,231)	(2,243)	(73,386)
Derivative assets	(79,654)	(234,200)	(28,814)	(17,443)	(13,297)	(13,302)	(33,858)	(127,486)

As of March 31, 2024
Bonds and loans
Bonds	¥4,092,879	¥5,090,592	¥913,282	¥206,481	¥774,784	¥185,176	¥326,949	¥2,683,919
Loans	750,873	805,847	66,983	100,467	113,605	347,612	76,162	101,019

Trade and other payables	547,521	547,521	547,521	—	—	—	—	—
Lease liabilities	619,639	900,755	66,208	60,944	55,831	53,459	51,235	613,078
Derivative liabilities	25,108	27,590	16,547	762	1,053	1,113	1,096	7,019
Derivative assets	(120,223)	(400,354)	(56,538)	(40,327)	(39,186)	(73,404)	(35,218)	(155,681)

Schedule of Non-Derivative Financial Liabilities by Maturity
The table below presents the balances of financial liabilities by maturity. The total contract amount below reflects cash flows presented on an undiscounted cash flow basis, including interest expense. The amounts disclosed as of March 31, 2023 and 2024 are undiscounted cash flows using the respective spot foreign exchange rates as of March 31, 2023 and 2024.

	JPY (millions)
	Carrying amount	Total	Within one year	Between one and two years	Between two and three years	Between three and four years	Between four and five years	More than five years
As of March 31, 2023
Bonds and loans
Bonds	¥3,658,314	¥4,640,222	¥331,223	¥586,179	¥182,261	¥685,321	¥164,573	¥2,690,665
Loans	724,027	767,558	113,404	60,482	92,999	107,483	317,706	75,484

Trade and other payables	649,233	649,233	649,233	—	—	—	—	—
Lease liabilities	479,351	665,983	59,623	56,009	51,229	46,111	41,281	411,730
Derivative liabilities	40,721	(64,835)	15,858	(509)	(2,324)	(2,231)	(2,243)	(73,386)
Derivative assets	(79,654)	(234,200)	(28,814)	(17,443)	(13,297)	(13,302)	(33,858)	(127,486)

As of March 31, 2024
Bonds and loans
Bonds	¥4,092,879	¥5,090,592	¥913,282	¥206,481	¥774,784	¥185,176	¥326,949	¥2,683,919
Loans	750,873	805,847	66,983	100,467	113,605	347,612	76,162	101,019

Trade and other payables	547,521	547,521	547,521	—	—	—	—	—
Lease liabilities	619,639	900,755	66,208	60,944	55,831	53,459	51,235	613,078
Derivative liabilities	25,108	27,590	16,547	762	1,053	1,113	1,096	7,019
Derivative assets	(120,223)	(400,354)	(56,538)	(40,327)	(39,186)	(73,404)	(35,218)	(155,681)

Schedule of Reconciliation of Liabilities Arising from Financing Activities
Reconciliation of liabilities arising from financing activities

	JPY (millions)
	Bonds	Long-term loans	Short-term loans	Lease liabilities	Derivative assets used for hedge of debts	Derivative liabilities used for hedge of debts	Total
As of April 1, 2022	¥3,637,355	¥707,770	¥285	¥465,238	¥(22,749)	¥14,063	¥4,801,964
Cash flows from financing activities
Net increase (decrease) in short-term loans and commercial papers	40,000	—	—	—	—	—	40,000
Proceeds from issuance of bonds	—	75,000	—	—	—	—	75,000
Repayments of long-term loans	—	(75,181)	—	—	—	—	(75,181)
Repayments of bonds	(281,489)	—	—	—	—	—	(281,489)
Repayments of lease liabilities	—	—	—	(43,401)	—	—	(43,401)
Interest paid	—	—	—	(16,580)	—	—	(16,580)
Non-cash items
Foreign exchange movement	253,390	16,135	25	32,173	—	—	301,723
Change in fair value	—	—	—	—	(32,474)	116	(32,358)
New, amended and terminated leases	—	—	—	25,341	—	—	25,341
Others	9,058	48	(54)	16,580	—	—	25,632
As of March 31, 2023	¥3,658,314	¥723,772	¥256	¥479,351	¥(55,223)	¥14,179	¥4,820,649

	JPY (millions)
	Bonds	Long-term loans	Short-term loans	Lease liabilities	Derivative assets used for hedge of debts	Derivative liabilities used for hedge of debts	Total
As of April 1, 2023	¥3,658,314	¥723,772	¥256	¥479,351	¥(55,223)	¥14,179	¥4,820,649
Cash flows from financing activities
Net increase (decrease) in short-term loans and commercial papers	277,000	—	—	—	—	—	277,000
Proceeds from long-term loans	—	100,000	—	—	—	—	100,000
Repayments of long-term loans	—	(100,351)	—	—	—	—	(100,351)
Repayments of bonds	(220,550)	—	—	—	—	—	(220,550)
Proceeds from the settlement of cross currency interest rate swaps related to bonds	—	—	—	—	60,063	—	60,063
Repayments of lease liabilities	—	—	—	(54,586)	—	—	(54,586)
Interest paid	—	—	—	(20,826)	—	—	(20,826)
Non-cash items
Foreign exchange movement	369,442	27,686	39	58,169	—	—	455,336
Change in fair value	—	—	—	—	(100,207)	(14,179)	(114,386)
New, amended and terminated leases	—	—	—	136,705	—	—	136,705
Others	8,673	(485)	(44)	20,826	—	—	28,970
As of March 31, 2024	¥4,092,879	¥750,622	¥251	¥619,639	¥(95,368)	¥—	¥5,368,024
Others includes an increase in debts due to application of amortized cost method.